Note 15 - IncomeTax	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
15.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. These differences result from the following items:

	2012	2011	2010

Income tax expense using combined statutory rate of 26.5% (2011 - 28%, 2010 - 31%)	$16,227	$21,158	$23,909
Permanent differences	3,327	4,554	2,933
Tax effect of flow through entities	(3,663)	(3,462)	(2,768)
Goodwill or other investment impairment charge	676	874	-
Impact of changes in foreign exchange rates	1,546	(679)	(1,426)
Adjustments to tax liabilities for prior periods	721	940	1,499
Effects of changes in enacted tax rates	(14)	52	2,049
Changes in liability for unrecognized tax benefits	352	(342)	(5,881)
Stock-based compensation	128	(386)	(39)
Foreign state and provincial tax rate differential	(1,122)	(1,763)	(3,829)
Other taxes	93	1,992	1,024
Change in valuation allowances	2,033	(49,745)	11,757
Provision for (recovery of) income taxes as reported	$20,304	$(26,807)	$29,228

Earnings before income tax by jurisdiction comprise the following:

	2012	2011	2010

Canada	$22,480	$33,331	$22,446
United States	7,782	21,172	32,508
Australia	25,800	21,791	21,698
Foreign	5,175	(1,358)	476
Total	$61,237	$74,936	$77,128

The provision for (recovery of) income tax comprises the following:

	2012	2011	2010

Current
Canada	$5,849	$4,630	$4,758
United States	18,851	21,625	24,667
Australia	8,526	7,206	6,795
Foreign	4,729	3,708	448
	37,955	37,169	36,668

Deferred
Canada	364	(275)	(5,441)
United States	(15,993)	(63,049)	29
Australia	(743)	(729)	(1,418)
Foreign	(1,279)	77	(610)
	(17,651)	(63,976)	(7,440)
Total	$20,304	$(26,807)	$29,228

The significant components of deferred income tax are as follows:

	2012	2011

Deferred income tax assets
Loss carry-forwards	$88,318	$76,422
Expenses not currently deductible	17,255	15,179
Stock-based compensation	3,317	4,084
Basis differences of partnerships and other entities	15,685	11,316
Allowance for doubtful accounts	3,324	4,752
Inventory and other reserves	1,611	853
	129,510	112,606
Less: Valuation allowance	(11,911)	(8,139)
	117,599	104,467

Deferred income tax liabilities
Depreciation and amortization	33,751	37,880
Unrealized foreign exchange gains	932	168
Prepaid and other expenses deducted for tax purposes	875	995
Financing fees	-	112
	35,558	39,155
Net deferred income tax asset	$82,041	$65,312

From 2008 to 2011, the Company recognized valuation allowances with respect to deferred income tax assets in its Commercial Real Estate operations, primarily in the United States, due to a history of operating losses.  During the fourth quarter of 2011, the Company completed a reorganization of certain operations in the United States to improve administrative efficiency and achieve other benefits. This reorganization was previously not considered prudent or feasible as the acquisitions and/or consents of significant non-controlling interests were required to complete the reorganization, which acquisitions and consents were not completed until the fourth quarter of 2011.  The reorganization provided objective evidence of projected future taxable income and pro forma historical taxable income that outweighs the negative evidence of historical operating losses. In addition, the projection of future taxable income results in the utilization of net operating losses well before the 20-year loss carry-forward limitation. As a result, a valuation allowance in the amount of $48,351 related to the United States Commercial Real Estate operations was reversed as of December 31, 2011.  The recoverability of deferred income tax assets is dependent on the future taxable earnings of these operations.

As at December 31, 2012, the Company had gross operating loss carry-forward balances in the United States, primarily in the Commercial Real Estate segment, of approximately $172,155 (2011 - $143,875) prior to a valuation allowance of $4,098 (2011 - $4,092).  Also in the United States, the Company had gross capital loss carry-forward balances which amounted to $1,068 (2011 - $692) as at December 31, 2012 prior to a valuation allowance of $1,068 (2011 - $692).

As at December 31, 2012, the Company had gross Canadian operating loss carry-forward balances of approximately $53,866 (2011 - $52,353) prior to a valuation allowance of $4,228 (2011 - $2,857).  These amounts are available to reduce future federal and provincial income taxes.  Also in the Canada, the Company had gross capital loss carry-forward balances which amounted to $1,224 (2011 - nil) as at December 31, 2012 prior to a valuation allowance of $1,224 (2011 - nil).

As at December 31, 2012, the Company had gross Australian operating loss carry-forward balances of approximately $889 (2011  - nil) prior to a valuation allowance of nil (2011 - nil).  These amounts are available to reduce future federal income taxes.  Also in Australia, gross capital loss carry-forward balances amounted to $9,455 (2011 - $9,389) as at December 31, 2012 prior to a valuation allowance of $9,455 (2011 - $9,389).

The Company had gross foreign operating loss carry-forward balances as at December 31, 2012 of approximately $43,578 (2011 - $29,442), prior to a valuation allowance of $40,413 (2011 - $26,784).

Net operating loss carry-forward balances attributable to the United States and Canada expire over the next 14 to 20 years.  Net operating loss carry-forward balances attributable to Australia are carried forward indefinitely subject to certain continuity of ownership conditions.

Cumulative unremitted earnings of US and foreign subsidiaries approximated $149,249 as at December 31, 2012 (2011 - $158,308).  Income tax is not provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

Balance, December 31, 2010	$7,720
Increases based on tax positions related to the current period	1,903
Increases for tax positions of prior periods	(659)
Reduction for lapses in applicable statutes of limitations	(1,362)

Balance, December 31, 2011	7,602
Increases based on tax positions related to the current period	1,093
Reduction for lapses in applicable statutes of limitations	(781)

Balance, December 31, 2012	$7,914

Of the $7,914 (2011 - $7,602) in gross unrecognized tax benefits, $7,914, (2011 - $7,602) would affect the Company’s effective tax rate if recognized.  For the year ended December 31, 2012, a recovery of $38 in interest and penalties related to provisions for income tax was recorded in income tax expense (2011 - recovery of $238; 2010 - recovery of $994).  As at December 31, 2012, the Company had accrued $122 (2011 - $160) for potential income tax related interest and penalties.

Within the next twelve months, the Company believes it is reasonably possible that $840 of unrecognized tax benefits associated with uncertain tax positions may be reduced due to lapses in statutes of limitations.

The Company’s significant tax jurisdictions include the United States, Canada and Australia.  The number of years with open tax audits varies depending on the tax jurisdictions.  Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three to four years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three to five years.  Tax returns in Australia are generally open for four years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above.  Actual settlements may differ from the amounts accrued.  The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.